Generation Separation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long Term Indebtedness, Less than or Equal to	$ 750.0
Cash Provided by (Used in) Operating Activities, Discontinued Operations	24.0	$ 40.6	$ 194.8
Cash Provided by (Used in) Investing Activities, Discontinued Operations	(51.0)	233.8	51.8
Accounts receivable, net	17.4	4.0
Disposal Group, Including Discontinued Operations, Taxes Applicable to Subsequent Years	0.0	2.3
Intangible assets, net	0.0	5.3
Total assets of the disposal group classified as held for sale in the balance sheets	17.7	14.0
Accounts payable	3.8	3.9
Disposal Group, Including Discontinued Operation, Accrued Income Tax Payable	0.0	3.1
Disposal Group, Including Discontinued Operation, Taxes Payable	0.0	2.3
Disposal Group, Including Discontinued Operation, Deferred Tax Liabilities	0.0	(39.8)
Disposal Group, Including Discontinued Operation, Pension Plan Benefit Obligation	0.0	9.7
Asset Retirement Obligation, Held for Sale	0.0	90.4
Total liabilities of the disposal group classified as held for sale in the balance sheets	13.1	81.4
Revenues	51.4	158.6	492.9
Cost of revenues	3.6	(88.1)	(444.5)
Disposal Group, Including Discontinued Operation, Fixed-Asset Impairment	0.0	0.0	(175.8)
Income / (loss) from discontinued operations before income tax	55.0	70.5	(127.4)
Income tax expense from discontinued operations	15.6	30.0	(20.3)
Net income / (loss) from discontinued operations	$ 59.5	$ 38.9	$ (93.1)